Prepayments and Other Receivables	12 Months Ended
Dec. 31, 2022
Prepayments and Other Receivables.
Prepayments and Other Receivables

11. Prepayments and Other Receivables

	December 31,	December 31,
	2022	2021

	(€ in thousands)
Prepayments	2,449	3,136
Eli Lilly up-front receivable	56,254	—
Other receivables	375	268
	59,078	3,404

All receivables are considered short-term and due within one year. At December 31, 2022 and 2021, prepayments consisted principally of payments made by the Company for services not yet provided by vendors. At December 31, 2022 and 2021, other receivables primarily consisted of deposits. Note 17 Revenue describes the transaction related to the Eli Lilly up-front receivable.